Investment in securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in securities [Abstract]
Acquisition of securities	$ 23,282	$ 0
Fair value adjustment	33,084
Investment in securities	$ 56,366